NON-CONTROLLING INTEREST	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 10 – NON-CONTROLLING INTEREST

	June 30, 2023	December 31, 2022
Net loss Subsidiary	$(121,063)	$(817,151)
Net loss attributable to the non-controlling interest	33,658	193,372
Net loss affecting Bioxytran	(87,405)	(623,780)

Accumulated losses	(3,574,358)	(3,594,287)
Accumulated losses attributable to the non-controlling interest	785,236	751,578
Accumulated losses Bioxytran	(2,789,122)	(2,842,709)

Net equity non-controlling interest	$(624,286)	$(590,628)

As at June 30, 2023 and at December 31, 2022 there are 30,000,000 issued and 19,650,000 outstanding shares; 15,000,000 Common shares are held by Bioxytran and 4,650,000 Common shares are held by an affiliate. An additional 4,500,000 options are also held by an affiliate. The option agreements include provisions for dilutive issuance and cash-less exercise.

NOTE 10 – NON-CONTROLLING INTEREST

	December 31, 2022	December 31, 2021
Net loss Subsidiary	(817,151)	(2,089,253)
Net loss attributable to the non-controlling interest	193,372	496,297
Net loss affecting Bioxytran	(623,780)	(1,592,956)

Accumulated losses	(3,594,287)	(2,777,135)
Accumulated losses attributable to the non-controlling interest	751,578	558,206
Accumulated losses affecting Bioxytran	(2,842,709)	(2,218,929)

Net equity non-controlling interest	(590,628)	(397,256)

As at December 31, 2022 and 2021 there were 30,000,000 issued and 19,650,000 outstanding shares; 15,000,000 Common shares (76%) are held by Bioxytran and 4,650,000 Common shares are held by an affiliate. Further, an additional 4,500,000 options exercisable at $0.33 are held by an affiliate. The beneficial ownership of the affiliate includes Mike Sheikh, Ola Soderquist and David Platt.

The option agreements include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 16,782,189 shares at an average conversion price of $0.08849, or 15,594,189 shares in a cash-less exercise.